FAIR VALUE MEASUREMENTS - Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - Foresight Acquisition Corp	Dec. 02, 2021 USD ($)
Public Warrants
Liabilities:
Warrant Liability	$ 12,860,834
Private Placement Warrants
Liabilities:
Warrant Liability	288,925
Underwriter Warrants [Member]
Liabilities:
Warrant Liability	$ 63,500